Discontinued Operations and Held For Sale Businesses (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Held For Sale Business Tables [Abstract]
Summary Of Income And Loss On Disposal And Impairment For Discontinued Operations
Gain (Loss) on Disposal of Discontinued Businesses

	Year ended December 31,
Subsidiary	2011	2010	2009

	(in millions)
Argentina distribution businesses	$(338)	$-	$-
Brazil Telecom	446	-	-
Wind projects	(22)	-	-
Barka	-	80	-
Lal Pir	-	(6)	(74)
Pak Gen	-	(16)	(76)
Ras Laffan	-	6	-
Gain (loss) on disposal, after taxes	$86	$64	$(150)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Year ended December 31,
	2011	2010	2009

	(in millions)
Revenue	$631	$1,453	$1,715
Income (loss) from operations of discontinued businesses, before taxes	$(113)	$(732)	$155
Income tax (expense) benefit	23	266	(48)
Income (loss) from operations of discontinued businesses, after taxes	$(90)	$(466)	$107
Gain (loss) on disposal of discontinued businesses, after taxes	$86	$64	$(150)